November 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:              Office of Filings, Information & Consumer Service

Re:          Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses dated October 29, 2011 for the Munder Bond Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder Integrity Mid-Cap Value Fund, Munder Integrity Small/Mid-Cap Value Fund, Munder International Equity Fund, Munder International Fund-Core Equity, Munder International Small-Cap Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund and Munder Veracity Small-Cap Value Fund do not differ from those contained in Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2011.

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:           A. Eisenbeis